Taxes	6 Months Ended	12 Months Ended
	Mar. 31, 2018	Sep. 30, 2017
Income Tax Disclosure [Abstract]
Taxes
Note 11 — Taxes
Corporation Income Tax (‘‘CIT’’)
The Company is subject to income taxes on an entity basis on income derived from the location in which each entity is domiciled.
FMI is incorporated in the Cayman Islands as an offshore holding company and is not subject to tax on income or capital gain under the laws of the Cayman Islands.
Farmmi International is incorporated in Hong Kong as a holding company with no activities. Under the Hong Kong tax laws, an entity is not subject to income tax if no revenue is generated in Hong Kong.
Forest Food, Farmmi Food, FLS Mushroom, Suyuan Agriculture, Nongyuan Network, Farmmi Enterprise and Farmmi Technology are registered in PRC and are all subject to corporate income tax at a statutory rate of 25% on net income reported after certain tax adjustments. Forest Food, FLS Mushroom and Nongyuan Network are entities with primary operating activities. Suyuan Agriculture, Farmmi Enterprise and Farmmi Technology are holding companies with no activities.
Under the Enterprise Income Tax (“EIT”) Law of PRC, domestic enterprises and foreign investment enterprises are usually subject to a unified 25% enterprise income tax rate while preferential tax rates, tax holidays and even tax exemption may be granted on a case-by-case basis. EIT is typically governed by the local tax authority in China. Each local tax authority at times may grant tax holidays to local enterprises as a way to encourage entrepreneurship and stimulate local economy. In April 2016, FLS Mushroom received a temporary income tax break from the local tax authority of Lishui City. Net income of  $1.69 million and $1.50 million was exempt from income tax for the six months ended March 31, 2018 and 2017, respectively. The estimated tax savings as the result of the tax break for the six months ended March 31, 2018 and 2017 amounted to $421,437 and $373,327, respectively. Per share effect of the tax exemption were $0.04 and $0.04 for the six months ended March 31, 2018 and 2017, respectively.
The following table reconciles PRC statutory rates to the Company’s effective tax rates for the six months ended March 31, 2018 and 2017:
	For the six months ended March 31,
	2018	2017
Statutory PRC income tax rate	25.00%	25.00%
Effect of income tax exemption on certain income	(27.90%)	(24.00%)
Changes of deferred tax assets valuation allowances	3.03%	—
Total	0.13%	1.00%

The provision for income tax consists of the following:
	For the six months ended March 31,
	2018	2017
Current	$1,591	$7,870
Deferred	—	—
Total	$1,591	$7,870

Components of deferred tax assets are as follows:
	March 31, 2018	September 30, 2017
Net operating loss carryforwards	$169,550	$160,016
Valuation allowance	(169,550)	(160,016)
Total	$—	$—

The deferred tax expense (benefit) is the change of deferred tax assets and deferred tax liabilities resulting from the temporary difference between tax and U.S. GAAP. Forest Food had a cumulative net operating loss of approximately $678,000 and $622,000 respectively, as of as of March 31, 2018 and September 30, 2017, which may be available to reduce future taxable income. Deferred tax assets were primarily the result of these net operating losses.
As of each reporting date, management considers evidence, both positive and negative, that could affect its view of the future realization of deferred tax assets. On the basis of this evaluation, a full valuation allowance of  $169,550 was recorded against the gross deferred tax asset balance at March 31, 2018. The amount of the deferred tax asset is considered unrealizable because it is more likely than not that Forest Food will not generate sufficient future taxable income to utilize the net operating loss.

Note 11 — Taxes

Corporation Income Tax (“CIT”)

The Company is subject to income taxes on an entity basis on income derived from the location in which each entity is domiciled.

FMI is incorporated in the Cayman Islands as an offshore holding company and is not subject to tax on income or capital gain under the laws of the Cayman Islands.

Farmmi International is incorporated in Hong Kong as a holding company with no activities. Under the Hong Kong tax laws, an entity is not subject to income tax if no revenue is generated in Hong Kong.

Forest Food, FLS Mushroom, Suyuan Agriculture, Nongyuan Network, Farmmi Enterprise and Farmmi Technology are registered in PRC and are all subject to corporate income tax at a statutory rate of 25% on net income reported after certain tax adjustments. Forest Food, FLS Mushroom and Nongyuan Network are entities with primary operating activities. Suyuan Agriculture, Farmmi Enterprise and Farmmi Technology are holding companies with no activities.

Under the Enterprise Income Tax (“EIT”) Law of PRC, domestic enterprises and foreign investment enterprises are usually subject to a unified 25% enterprise income tax rate while preferential tax rates, tax holidays and even tax exemption may be granted on a case-by-case basis. EIT is typically governed by the local tax authority in China. Each local tax authority at times may grant tax holidays to local enterprises as a way to encourage entrepreneurship and stimulate local economy. In April 2016, FLS Mushroom received a temporary income tax break from the local tax authority of Lishui City. Net income of $3.5 million and $1.2 million was exempt from income tax for the years ended September 30, 2017 and 2016, respectively. The estimated tax savings as the result of the tax break for the years ended September 30, 2017 and 2016 amounted to $869,890 and $301,871, respectively. Per share effect of the tax exemption were $0.09 and $0.03 for the years ended September 30, 2017 and 2016, respectively.

The following table reconciles PRC statutory rates to the Company’s effective tax rates for the years ended September 30, 2017 and 2016:

	For the years ended September 30,
	2017	2016
Statutory PRC income tax rate	25.00%	25.00%
Effect of income tax exemption on certain income	(23.99%)	(20.33%)
Permanent difference	0.01%	0.05%
Changes of deferred tax assets valuation allowances	(0.86%)	5.72%
Total	0.16%	10.44%

The provision for income tax consists of the following:

	For the years ended September 30,
	2017	2016
Current	$5,793	$31,119
Deferred	—	238,248
Total	$5,793	$269,367

Components of deferred tax assets are as follows:

	September 30, 2017	September 30, 2016
Net operating loss carryforwards	$160,016	$159,649
Valuation allowance	(160,016)	(159,649)
Total	$—	$—

The deferred tax expense (benefit) is the change of deferred tax assets and deferred tax liabilities resulting from the temporary difference between tax and U.S. GAAP. Forest Food had a cumulative net operating loss of approximately $622,000 and $639,000, respectively, as of September 30, 2017 and 2016, which may be available to reduce future taxable income. Deferred tax assets were primarily the result of these net operating losses.

As of each reporting date, management considers evidence, both positive and negative, that could affect its view of the future realization of deferred tax assets. On the basis of this evaluation, a full valuation allowance of $160,016 was recorded against the gross deferred tax asset balance at September 30, 2017. The amount of the deferred tax asset is considered unrealizable because it is more likely than not that Forest Food will not generate sufficient future taxable income to utilize this portion of the net operating loss.